PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
16.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Buildings	1,636,589,735	2,263,778,746
Machinery and equipment	6,547,574,340	7,424,741,329
Motor vehicles	31,862,146	41,497,424
Furniture, fixture and office equipment	208,180,764	409,399,100
	8,424,206,985	10,139,416,599
Less: Accumulated depreciation	(2,368,014,424)	(3,087,018,295)
Less: Impairment	(23,670,338)	(22,671,733)
Subtotal	6,032,522,223	7,029,726,571
Construction in progress	647,664,933	1,246,173,113
Property, plant and equipment, net	6,680,187,156	8,275,899,684

Depreciation expenses were RMB449,079,007, RMB600,541,219 and RMB802,022,200 for the years ended December 31, 2016, 2017 and 2018, respectively.

During the years ended December 31, 2016, 2017 and 2018, the Group disposed certain equipment with the net book value amounting of RMB51,675,734, RMB1,072,424,435 and RMB198,818,135 and recognized related disposal gain/(loss) amounted to RMB(
33,072,876
) and RMB82,411,232 and RMB(48,168,035), respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Significant increase of property, plant and equipment during the year ended December 31, 2018 is attributable to the expansion of manufacturing capacity and automation upgrade of the Group.

Movement of impairment

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	35,263,789	51,439,373	23,670,338
Addition	125,524,021	-	14,548,005
Disposal of impaired assets	(109,348,437)	(27,769,035)	(15,546,610)
At end of year	51,439,373	23,670,338	22,671,733

In the years ended December 31, 2016, 2017 and 2018, the Group recorded impairments of 125,524,021, nil and 14,548,043 related to the retirement of certain equipment in production lines that had become obsolete.

As of December 31, 2017 and December 31, 2018, certain property, plant and equipment with net book value amounting of RMB1,853,520,442 and RMB2,306,559,529 are pledged as collateral for the Group’s borrowings (note 23).